                             SUNAMERICA SERIES TRUST

                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2007

In the section titled "MANAGEMENT," under the heading "Information about the Subadvisers," the portfolio management disclosure with respect to the Small Company Value Portfolio and Worldwide High Income Portfolio is modified as follows:

The portfolio management disclosure with respect to Franklin Advisory Services, LLC management of the Small Company Value Portfolio, Y. Dogan Sahin has been added as a backup portfolio manager for the investment team. The following disclosure will be added:

         "Mr. Sahin joined Franklin in 2001 and is currently a portfolio manager. Prior to joining Franklin Advisory Services in 2003, Mr. Sahin was a research analyst in Franklin's San Mateo, California office where he provided industry-specific equity research of specialty retail companies."

The portfolio management disclosure with respect to Morgan Stanley Investment Management Inc. management of the Worldwide High Income Portfolio, all references to Joshua Givelber are deleted in their entirety and the following disclosure will be added:

         "The High Yield Team includes Steven K. Kreider. Mr. Kreider is a Managing Director and Portfolio Manager of MSIM. Mr. Kreider joined Morgan Stanley in 1988 and has been a Portfolio Manager since 1992."



Dated: June 6, 2007


Class 1, Version A; and Class 1 & 3, Version C1

                             SUNAMERICA SERIES TRUST

                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2007

In the section titled "MANAGEMENT," under the heading "Information about the Subadvisers," the portfolio management disclosure with respect to the Capital Growth Portfolio, Small Company Value Portfolio and Worldwide High Income Portfolio is modified as follows:

The portfolio management disclosure with respect to OppenheimerFunds, Inc. management of the Capital Growth Portfolio, all references to William Wilby are deleted in their entirety. The disclosure in regard to the Capital Growth Portfolio is replaced with the following:

         "The Capital Growth Portfolio is managed by Mr. Marc Baylin. Mr. Baylin joined Oppenheimer on September 6, 2005 as a Vice President. Prior to joining Oppenheimer, he was Managing Director and Lead Portfolio Manager at JP Morgan Fleming Investment Management from June 2002 to August 2005 and was a Vice President of T. Rowe Price where he was an analyst from June 1993 and a portfolio manager from March 1999 to June 2002.

The portfolio management disclosure with respect to Franklin Advisory Services, LLC management of the Small Company Value Portfolio, Y. Dogan Sahin has been added as a backup portfolio manager for the investment team. The following disclosure will be added:

         "Mr. Sahin joined Franklin in 2001 and is currently a portfolio manager. Prior to joining Franklin Advisory Services in 2003, Mr. Sahin was a research analyst in Franklin's San Mateo, California office where he provided industry-specific equity research of specialty retail companies."

The portfolio management disclosure with respect to Morgan Stanley Investment Management Inc. management of the Worldwide High Income Portfolio, all references to Joshua Givelber are deleted in their entirety and the following disclosure will be added:

         "The High Yield Team includes Steven K. Kreider. Mr. Kreider is a Managing Director and Portfolio Manager of MSIM. Mr. Kreider joined Morgan Stanley in 1988 and has been a Portfolio Manager since 1992."



Dated: June 6, 2007

Class 1, Version B; Combined Version 1; and Combined Master

                             SUNAMERICA SERIES TRUST
              Supplement to the Statement of Additional Information
                                Dated May 1, 2007

Under the heading PORTFOLIO MANAGERS, under the section Other Accounts, in regard to Oppenheimer, reference to William Wilby is deleted, in regard to Van Kampen, reference to Joshua Givelber is deleted and the chart should be supplemented with the following:

---------------------------------------------------------------------------------------------------------------------

                                                                      Other Accounts
                                                                 (As of January 31, 2007)

---------------------------------------------------------------------------------------------------------------------
                                            Registered Investment       Pooled Investment
                                                  Companies                  Vehicles              Other Accounts
---------------------------------------------------------------------------------------------------------------------
     Advisers/                              No. of        Assets       No. of   Total Assets     No. of    Total Assets
    Subadviser       Portfolio Managers    Accounts  (in $ millions)  Accounts (in $ millions)  Accounts  (in $ millions)
-------------------- -------------------- ---------- --------------- ---------- -------------- ---------- ---------------
-------------------- -------------------- ---------- --------------- ---------- -------------- ---------- ---------------
Franklin             Sahin, Y. Dogan          --           --            --           --           --            --
-------------------- -------------------- ---------- --------------- ---------- -------------- ---------- ---------------
-------------------- -------------------- ---------- --------------- ---------- -------------- ---------- ---------------
Van Kampen           Kreider, Steven K.        2         $762.1          --           --           32          $5,414.7
-------------------- -------------------- ---------- --------------- ---------- -------------- ---------- ---------------



Dated:  June 6, 2007